Deferred Income Tax Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets
Restructuring liability	16	24
Amount related to tax losses carried forward	96	322
Liabilities carrying value in excess of tax basis	66	295
Future environmental remediation costs	31	31
Tax credits carried forward including minimum tax	72	122
Other	46	71
Total deferred income tax assets	327	865
Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,847	2,676
Other long-term assets carrying value in excess of tax basis	9	7
Other	30	20
Total deferred income tax liabilities	2,886	2,703
Total net deferred income tax liabilities	2,559	1,838
Current deferred income tax assets	344	254
Long-term deferred income tax liabilities	2,903	2,092